Supplement dated November 4, 2013
to the Statement of Additional Information
for Principal Funds, Inc.
dated December 28, 2012 as amended and restated July 22, 2013 and September 30, 2013

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES
On page 45, add the following as the third table at the top of the page:

Fund	Institutional	Expiration
International Equity Index	0.35%	12/31/2014